Activity For Allowance For Doubtful Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Mar. 30, 2013
Accounting Policies [Abstract]
Allowance for doubtful accounts, beginning	$ 4	$ 4	$ 3	$ 3
Bad debt expense	1	1	2
Write-offs against allowance	(2)	(1)	(1)
Allowance for doubtful accounts, ending	$ 3	$ 4	$ 4	$ 3